    As filed with the Securities and Exchange Commission on February 28th, 2005.
                                                      Registration No. 333-61283


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
        (formerly, The Manufacturers Life Insurance Company of New York)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, Esquire
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                               Valhalla, NY 10595
                     (Name and Address of Agent for Service

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]   on April 30, 2004 pursuant to paragraph (b)(i) of Rule 485


[ ]   60 days after filing pursuant to paragraph (a) of Rule 485


[X]   on April 30, 2005 pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item

Part A                              Caption in Prospectus
------                              ---------------------

1...............................    Cover Page

2...............................    Special Terms

3...............................    Summary

4...............................    Performance Data; Financial Statements

5...............................    General Information about Us, The Variable Account and The Trust

6...............................    Charges and Deductions; Administration Fees; Distribution Fee; Mortality and Expense Risk
                                    Charge; Taxes

7...............................    Accumulation Period Provisions; Our Approval; Purchase Payments; Accumulation Units; Net
                                    Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar Cost
                                    Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the Income
                                    Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification

8...............................    Pay-out Period Provisions; General; Annuity Options; Determination of Amount of the First
                                    Variable Annuity Payment; Annuity Units and the Determination of Subsequent Variable Annuity
                                    Payments; Transfers During Pay-out Period

9...............................    Accumulation Period Provisions; Death Benefit During Accumulation Period; Pay-out Period
                                    Provisions; Death Benefit During Pay-out Period

10..............................    Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation
                                    Units; Net Investment Factor; Distribution of Contracts

11..............................    Withdrawals; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions;
                                    Right to Review Contract

12..............................    Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General; Qualified
                                    Retirement Plans
13..............................    Legal Proceedings

14..............................    Statement of Additional Information - Table of Contents

                                    Caption in Statement of
Part B                              Additional Information
------                              -----------------------

15..............................    Cover Page

16..............................    Table of Contents

17..............................    General History and Information

18..............................    Services-Accountants; Services-Servicing Agent

19..............................    Not Applicable

20..............................    Services - Principal Underwriter

21..............................    Performance Data

22..............................    Not Applicable

23..............................    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

      Annuity Service Office                            Mailing Address
      601 Congress Street                           Post Office Box 55230
Boston, Massachusetts 02210-2805               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                 www.johnhancockannuities.com



                         Prospectus dated April 30, 2005
                                for interests in
       John Hancock Life Insurance Company of New York Separate Account A

                       Interests are made available under

                             VISION VARIABLE ANNUITY

 a flexible purchase payment deferred combination fixed and variable annuity contract issued by

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK



Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract. Below is a list of the _______ variable investment options. There are two fixed investment options.



Science & Technology                 American Growth                      Equity-income
Pacific Rim                          U.S. Global Leaders Growth           American Blue Chip Income And
Health Sciences                      Quantitative All Cap                 Growth
Emerging Growth                      All Cap Core                         Income & Value
                                     Large Cap Growth
Emerging Small Company               Total Stock Market Index             Pimco Vit All Asset Portfolio
Small Cap                            Blue Chip Growth                     Global Allocation
Small Cap Index                      U.S. Large Cap                       High Yield
Small Company                        Core Equity                          U.S. High Yield Bond
Dynamic Growth                       Strategic Value                      Strategic Bond
Mid Cap Stock                        Large Cap Value                      Strategic Income
Natural Resources                    Classic Value                        Global Bond
All Cap Growth                       Utilities                            Investment Quality Bond
Strategic Opportunities              Real Estate Securities               Total Return
Financial Services                   Small Cap Opportunities              Real Return Bond
International Opportunities
International Stock                  Small Company Value
International Small Cap              Special Value                        Core Bond
International Equity Index                                                Active Bond
                                     Mid Cap Value                        U.S. Government Securities
                                     Value
                                     All Cap Value                        Money Market

American International               500 Index                            Lifestyle Aggressive 1000
International Value                                                       Lifestyle Growth 820
Quantitative Mid Cap                 Fundamental Value                    Lifestyle Balanced 640
Mid Cap Index                        Growth & Income                      Lifestyle Moderate 460
Mid Cap Core                         Large Cap                            Lifestyle Conservative 280
Global                               Quantitative Value
Capital Appreciation                 American Growth -Income



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR
ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning
(800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account. We list the table of Contents of the Statement of Additional Information on the next page.

In this Prospectus, we refer to the issuer of the contract as "John Hancock USA," "we," "us," "our," or "the company." We use the word "contract" to refer both to an individual contract and to a certificate evidencing a participating interest in a group contract. (An individual contract will usually be issued only where a group contract may not be used.) Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, John Hancock Life Insurance Company U.S.A. Separate Account H (the "Variable Account")


                                TABLE OF CONTENTS


SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE
PORTFOLIOS................................................
    John Hancock New York.................,...............
    The Variable Account..................................
    The Portfolios........................................
DESCRIPTION OF THE CONTRACT...............................
  Accumulation Period Provisions..........................
    Purchase Payments.....................................
    Accumulation Units....................................
    Value of Accumulation Units...........................
    Net Investment Factor.................................
    Transfers Among Investment Options....................
    Maximum Number of Investment Options..................
    Telephone Transactions................................
    Special Transfer Services - Dollar Cost Averaging.....
    Asset Rebalancing Program.............................
    Withdrawals...........................................
    Special Withdrawal Services - The Income Plan.........
    Death Benefit During Accumulation Period..............
  Pay-out Period Provisions...............................
    General...............................................
    Annuity Options.......................................
    Determination of Amount of the First Variable Annuity
    Payment...............................................
    Annuity Units and the Determination of Subsequent
    Variable Annuity Benefit Payments.....................
    Transfers During Pay-out Period.......................
    Death Benefit During Pay-out Period...................
  Other Contract Provisions...............................
    Right to Review Contract..............................
    Ownership.............................................
    Annuitant.............................................
    Beneficiary...........................................
    Modification..........................................
    Our Approval..........................................
    Misstatement and Proof of Age, Sex or Survival........
  Fixed Account Investment Options........................
CHARGES AND DEDUCTIONS....................................
    Administration Fees...................................
    Distribution Fee......................................
    Mortality and Expense Risks Charge....................
    Taxes.................................................
  Expenses of Distributing Contracts......................
FEDERAL TAX MATTERS.......................................
  Introduction............................................
  Our Tax Status..........................................
  Taxation of Annuities In General........................
    Tax Deferral During Accumulation Period...............
    Taxation of Partial and Full Withdrawals..............
    Taxation of Annuity Benefit Payments..................
    Taxation of Death Benefit Proceeds....................
    Penalty Tax on Premature Distributions................
    Aggregation of Contracts..............................
  Qualified Retirement Plans..............................
    Direct Rollovers......................................
    Loans.................................................
  Federal Income Tax Withholding..........................
GENERAL MATTERS...........................................
    Asset Allocation Services.............................
    Distribution of Contracts.............................
    Contract Owner Inquiries..............................
    Confirmation Statements...............................
    Legal Proceedings.....................................
    Cancellation of Contract..............................
    Voting Interest.......................................
APPENDIX A: Special Terms.................................
APPENDIX B: Qualified Plan Types..........................
APPENDIX U: Accumulation Unit Value Tables................



The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:



GENERAL INFORMATION AND HISTORY..........................
ACCUMULATION UNIT VALUE TABLES...........................
SERVICES.................................................
   Independent Auditors..................................
   Servicing Agent.......................................

   Principal Underwriter.................................     3
APPENDIX A:  AUDITED FINANCIAL STATEMENTS................    A-1



NYVISION.PRO5/05

                                     SUMMARY

The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, the contract owner, (you), make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, there are seventy-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that in the case of John Hancock Trust (the "Trust")
(formerly, Manufacturers Investment Trust) invests in Series II shares of a corresponding portfolio of the Trust. (Contracts issued prior to May 13, 2002 invest in Series I shares except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio is in the portfolio prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, subject to the restrictions under "Transfers Among Investment Options," you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFIT. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. We reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal.(1) The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the portfolio prospectus.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

DEFERRED SALES LOAD (withdrawal charge as                 None
percentage of purchase payments)

ANNUAL CONTRACT FEE                                       None

TRANSFER FEE
         Guaranteed Fee                                  $ 25 (A)
         Current Fee                                     $  0 (A)

(A) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

                      SEPARATE ACCOUNT ANNUAL EXPENSES (A)
                      ------------------------------------
Mortality and expense risks fee                               1.25%
Administration fee- asset based                               0.25%
Distribution Fee                                              0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                        1.65%

(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.


Total Annual Portfolio Operating Expenses



The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. more detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(A)                             MINIMUM(B)    MAXIMUM
--------------------------------------------                             --------      -------
Range of expenses that are deducted from fund assets, including
management fees, rule 12b-1 fees, and other expenses                      0.76%         1.87%



(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.76% and 1.79% respectively. Expense reimbursements may be terminated at any time.



(B) For contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Variable Account invests in a different class of portfolio shares for certain variable investment options available under those contracts. See the appendix in this Prospectus entitled "Prior Contracts" for more information.



The following table describes the operating expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table.



                                                                                    TOTAL
                                          MANAGEMENT   RULE 12b-1      OTHER        ANNUAL
PORTFOLIO                                    FEES         FEES        EXPENSES     EXPENSES
---------                                 ----------   ----------     --------     --------
JOHN HANCOCK TRUST - Series II shares:

Science & Technology Trust(H)              1.04%(C)       0.25%       0.07%          1.36%

Pacific Rim Trust(H)                       0.80%          0.25%       0.28%          1.33%

Health Sciences Trust(H)                   1.05%(C)       0.25%       0.11%          1.41%

Emerging Growth Trust                      0.80%          0.25%       0.07%          1.12%

Emerging  Small Company Trust(H)           1.00%          0.25%       0.06%          1.31%

Small Cap Trust(A)                         0.85%          0.25%       0.07%          1.17%

Small Company Trust +                      1.05%          0.25%       0.57%(A)       1.87%(D)

Dynamic Growth Trust(H)                    0.95%          0.25%       0.07%          1.27%

Mid Cap Stock Trust(H)                     0.86%          0.25%       0.05%          1.16%

Natural Resources Trust                    1.01%          0.25%       0.07%          1.33%

All Cap Growth Trust(H)                    0.89%          0.25%       0.06%          1.20%

Strategic Opportunities Trust(H)           0.80%          0.25%       0.07%          1.12%

Financial Services Trust(H)                0.88%(F)       0.25%       0.08%          1.21%

International Opportunities Trust(A)       1.00%          0.25%       0.20%          1.45%

International Stock Trust(H)               0.95%          0.25%       0.16%          1.36%

International Small Cap Trust(H)           1.00%          0.25%       0.19%          1.44%

International Value Trust(H)               0.87%(E)       0.25%       0.15%          1.27%

Quantitative Mid Cap Trust(H)              0.75%          0.25%       0.09%          1.09%

Mid Cap Core Trust                         0.90%          0.25%       0.16%          1.31%

Global Trust(H)                            0.85%(E)       0.25%       0.15%          1.25%

Capital Appreciation Trust(H)              0.85%          0.25%       0.07%          1.17%

                                                                                     TOTAL
                                          MANAGEMENT   RULE 12b-1      OTHER         ANNUAL
PORTFOLIO                                    FEES         FEES        EXPENSES      EXPENSES
---------                                 ----------   ----------     --------      --------
U.S. Global Leaders Growth Trust +          0.71%         0.25%       0.73%(A)      1.69%(D)

Quantitative All Cap Trust                  0.71%         0.25%       0.05%         1.01%

All Cap Core Trust(H)                       0.80%         0.25%       0.07%         1.12%

Large Cap Growth Trust(H)                   0.85%         0.25%       0.06%         1.16%

Blue Chip Growth Trust(H)                   0.82%(C)      0.25%       0.04%         1.11%

U.S. Large Cap Trust(H)                     0.82%         0.25%       0.06%         1.13%

Core Equity Trust +                         0.85%         0.25%       0.06%(A)      1.16%

Strategic Value Trust(H)                    0.85%         0.25%       0.09%         1.19%

Large Cap Value Trust                       0.85%         0.25%       0.13%         1.23%

Classic Value Trust +                       0.87%         0.25%       0.56%(A)      1.68%(D)

Utilities Trust(H)                          0.85%         0.25%       0.25%         1.35%

Real Estate Securities Trust(H)             0.70%         0.25%       0.05%         1.00%

Small Cap Opportunities Trust               1.00%         0.25%       0.08%         1.33%

Small Company Value Trust(H)                1.04%         0.25%       0.01%         1.30%

Special Value Trust                         1.00%         0.25%       0.28%         1.53%

Mid Cap Value Trust(H)                      0.87%         0.25%       0.05%         1.17%

Value Trust(H)                              0.74%         0.25%       0.06%         1.05%

All Cap Value Trust(H)                      0.84%         0.25%       0.06%         1.15%

Fundamental Value Trust(H)                  0.84%(F)      0.25%       0.05%         1.14%

Growth & Income Trust(H)                    0.65%         0.25%       0.04%         0.94%

Large Cap Trust(A)                          0.85%         0.25%       0.15%         1.25%

Quantitative Value Trust +                  0.70%         0.25%       0.08%(A)      1.03%

Equity-Income Trust(H)                      0.81%(C)      0.25%       0.05%         1.11%

Income & Value Trust(H)                     0.79%         0.25%       0.04%         1.08%

Alobal Allocation Trust(H)                  0.85%         0.25%       0.20%         1.30%

High Yield Trust(H)                         0.68%         0.25%       0.07%         1.00%

U.S. High Yield Bond Trust(A)               0.75%         0.25%       0.21%         1.21%

Strategic Bond Trust(H)                     0.70%         0.25%       0.08%         1.03%

Strategic Income Trust +                    0.73%         0.25%       0.46%(A)      1.44%

Global Bond Trust(H)                        0.70%         0.25%       0.10%         1.05%

Investment Quality Bond Trust(H)            0.60%         0.25%       0.09%         0.94%

Total Return Trust(H)                       0.70%         0.25%       0.05%         1.00%

Real Return Bond Trust                      0.70%         0.25%       0.07%         1.02%

Core Bond Trust(A)                          0.69%         0.25%       0.21%         1.15%

Active Bond Trust(A)                        0.61%         0.25%       0.04%         0.90%

U.S. Government Securities Trust(H)         0.62%         0.25%       0.07%         0.94%

Money market Trust(H)                       0.48%         0.25%       0.03%         0.76%

Small Cap Index Trust(H)                    0.49%         0.25%       0.03%         0.77%

International Equity Index Trust A (A)      0.55%         0.25%       0.06%         0.86%

Mid Cap Index Trust(H)                      0.49%         0.25%       0.03%         0.77%

Total Stock Market Index Trust(H)           0.49%         0.25%       0.03%         0.77%

500 Index Trust(H)                          0.46%         0.25%       0.05%         0.76%

Lifestyle Aggressive 1000 Trust(H)          0.05%         0.25%       1.02%(B)      1.32%

Lifestyle Growth 820 Trust(H)               0.05%         0.25%       0.95%(B)      1.25%

Lifestyle Balanced Trust(H)                 0.05%         0.25%       0.89%(B)      1.19%

Lifestyle Moderate Trust(H)                 0.05%         0.25%       0.87%(B)      1.17%

Lifestyle Conservative Trust(H)             0.05%         0.25%       0.78%(B)      1.08%

American Growth trust(G)                    0.35%         0.75%       0.03%         1.13%

American International Trust(G)             0.54%         0.75%       0.08%         1.37%

                                                                                         TOTAL
                                                    MANAGEMENT  RULE 12b-1   OTHER       ANNUAL
                  PORTFOLIO                            FEES       FEES      EXPENSES    EXPENSES
------------------------------------------------    ----------  ----------  --------    --------
American Blue Chip Income and Growth
 Trust(G)                                             0.45%       0.75%      0.05%       1.25%
American Growth-Income Trust(G)                       0.29%       0.75%      0.03%       1.07%
PIMCO Variable Insurance Trust - Class M Shares:
PIMCO VIT All Asset Portfolio                             %           %          %           %



+ Commencement of Operations -- May 3, 2004

(A) Based On Estimates for the current fiscal Year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                    TOTAL ANNUAL
PORTFOLIO                          OTHER EXPENSES     EXPENSES
---------                          --------------   ------------
Lifestyle Aggressive 1000 Trust        1.01%          1.31%
Lifestyle Growth 820 Trust             0.94%          1.24%
Lifestyle Balanced Trust               0.89%          1.19%
Lifestyle Moderate Trust               0.86%          1.16%
Lifestyle Conservative Trust           0.78%          1.08%



This voluntary expense reimbursement may be terminated at any time.



(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.



The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for These portfolios would have been as follows:



                                      MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES          EXPENSES
---------                             ----------    ------------
Science & Technology Trust              1.01%          1.33%
Health Sciences Trust                   1.02%          1.38%
Blue Chip Growth Trust                  0.79%          1.08%
Equity-Income Trust                     0.79%          1.09%



(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:



                                                    TOTAL ANNUAL
PORTFOLIO                         OTHER EXPENSES      EXPENSES
---------                         --------------     ---------
Small Company Trust                    0.49%          1.79%
U.S. Global Leaders Growth Trust       0.50%          1.46%
Classic Value Trust                    0.50%          1.62%



These voluntary expense reimbursements may be terminated at any time.



(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                      MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES          EXPENSES
---------                               ----          --------
Global Trust                            0.80%          1.20%
International Value Trust               0.80%          1.20%



These advisory fee waivers may be rescinded at any time.



(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.



                                                  BETWEEN $50
                                      FIRST $50   MILLION AND    EXCESS OVER
PORTFOLIO                              MILLION*  $500 MILLION*  $500 MILLION*
---------                              --------  -------------  -------------
Financial Services Trust                0.85%        0.80%         0.75%
Fundamental Value Trust                 0.85%        0.80%         0.75%



*as a percentage of average annual net assets.



If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:



                                      MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES          EXPENSES
---------                               ----          --------
Financial Services Trust                0.83%          1.16%
Fundamental Value Trust                 0.79%          1.09%



(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:



                                      MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES          EXPENSES
---------                               ----          --------
American Growth Trust                   0.34%          1.12%
American International Trust            0.53%          1.36%
American Blue Chip Income and
Growth Trust                            0.44%          1.24%
American Growth-Income Trust            0.28%          1.06%



(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.



EXAMPLES



The examples below are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses.



The first example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and Principal Plus. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Maximum Portfolio operating expenses- Contract with optional riders:



                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:

If you annuitize, or do not surrender the contract at the end of the applicable time period:

The second example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



Minimum portfolio operating expenses - Contract with no optional riders:



                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                   ------   -------   -------   --------
If you surrender the contract at the end of the
applicable time period:

If you annuitize, or do not surrender the contract at the end of the applicable time period:



For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolio which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the examples above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or less than those shown.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the portfolio prospectuses.


SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (A)                    MINIMUM         MAXIMUM

(Expenses that are deducted from portfolio assets, including                  %               %
advisory fees, Rule 12b-1 fees and Other Expenses)

SERIES I TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (B)                     MINIMUM         MAXIMUM

(Expenses that are deducted from portfolio assets, including                  %               %
 advisory fees, Rule 12b-1 fees and Other Expenses)


(A) Contracts issued on and after May 13, 2002 are invested in Series II shares. The minimum and maximum expenses for Series II do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.75% and 1.75%, respectively. Expense reimbursements may be terminated at any time.

(B) Contracts issued prior to May 13, 2002, are invested in Series I shares except in the case of certain portfolios of the Trust which commenced operations on or after May 1, 2003 where Series I shares are not available for sale. The minimum and maximum expenses include Series II shares of those portfolios where Series I shares are not available for sale. The minimum and maximum expenses do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.55%and 1.75%, respectively. Expense reimbursements may be terminated at any time.

EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)


SERIES II                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------                                          ------   -------   -------   --------
Maximum Total Annual Portfolio Operating Expenses  $        $         $         $   4

Minimum Total Annual Portfolio Operating Expenses  $        $         $         $


SERIES I
--------
Maximum Total Annual Portfolio Operating Expenses     $        $          $         $

Minimum Total Annual Portfolio Operating Expenses     $        $          $         $



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual costs may be higher or lower.)


SERIES II                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------                                          ------   -------   -------   --------
Maximum Total Annual Portfolio Operating Expenses  $        $         $        $

Minimum Total Annual Portfolio Operating Expenses  $        $         $        $




SERIES I                                           1 YEAR    3 YEARS  5 YEARS   10 YEARS
--------                                           ------    -------  -------   --------
Maximum Total Annual Portfolio Operating Expenses  $         $        $         $

Minimum Total Annual Portfolio Operating Expenses  $         $        $         $



For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the portfolios which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A Table of Accumulation Unit Values Relating to the Contract is included in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

We are an indirect subsidiary of MFC.


John Hancock New York



We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of
John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.




 John Hancock New York's financial ratings are as follows:


      A++ A.M. Best

      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch


      Very strong capacity to meet policyholder and contract obligations; 2nd category of 24



      AA+ Standard & Poor's

      Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to

John Hancock New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


The variable Account is one of our separate accounts that invests the contract values you allocate to it in the portfolio(s) you select.

THE VARIABLE ACCOUNT

We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Variable Account currently has seventy-three sub-accounts (some of which are subdivided for Series I and Series II shares). We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

Each portfolio is a mutual fund in which the Variable Account invests.


THE PORTFOLIOS



The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust (except those invested in the All Asset Portfolio. The Trust (and the PIMCO Variable Insurance Trust (the "PIMCO TRUST")) is registered under the 1940 Act as an open-end management investment company. The portfolios must pay investment management fees, Rule 12-b-1 fees and other operating expenses. These fees and expenses, as shown in the portfolio expense table in "Summary-Total Annual Portfolio Operating Expenses" section of the Prospectus are different for each fund and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a portfolio or its affiliates at an annual rate of up to approximately 0.25% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that portfolio. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.



The figures for the portfolios shown in the portfolio expense table are based upon historical portfolio expenses as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.



The Trust receives investment advisory services from John Hancock Investment Management Services, LLC ("JHIMS LLC")(formerly, Manufacturers Securities Services, LLC).



Each of the Trust portfolios, except the Lifestyle Trusts, is subject to a Rule 12b-1 fee of 0.15% of a portfolio's Series I net assets and 0.35% of a portfolio's Series II net assets (0.75% of a Series II net assets in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Each Lifestyle Trust invests in portfolios that are subject to Rule 12b-1 fees.



The International Equity Index Fund is a series of the John Hancock Variable Series Trust I (the "VST TRUST") which is registered under the 1940 Act as an open-end management investment company. The assets of the International Equity Index Fund subaccount are invested in Series II shares of the International Equity Index Fund which is subject to a 0.60% Rule 12b-1 fee (except in the case of contracts issued prior to May 13, 2002 where the assets are invested in Series I shares of the International Equity Index Fund which are subject to a 0.40% Rule 12b-1 fee).



The All Asset Portfolio is a series of the PIMCO Trust which is registered under the 1940 Act as an open-end management investment company. The assets of the All Asset Portfolio subaccounts are invested in Class M shares of the All Asset Portfolio which is subject to a 0.25% Rule 12b-1 fee. The PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO").




               PORTFOLIO
PORTFOLIO      MANAGER     INVESTMENT DESCRIPTION
---------      -------     ----------------------


        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Science & Technology Trust  T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market condition, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies expected to benefit from the
                                                    development, advancement, and use of science and
                                                    technology. Current income is incidental to the
                                                    portfolio's objective

Pacific Rim Trust           MFC Global Investment   seeks long-term growth of capital by investing in a
                            Management (U.S.A.)     diversified portfolio that is comprised primarily of
                            Limited                 common stocks and equity-related securities of
                                                    corporations domiciled in countries in the Pacific Rim
                                                    region

Health Sciences Trust       T. Rowe Price           seeks long-term capital appreciation by investing, under
                            Associates, Inc.        normal market conditions, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in common
                                                    stocks of companies engaged in the research, development,
                                                    production, or distribution of products or services
                                                    related to health care, medicine, or the life sciences
                                                    (collectively termed "health sciences").

Emerging Growth Trust       MFC Global Investment   seeks superior long-term rates of return through capital
                            Management (U.S.A.)     appreciation by investing, under normal circumstances,
                            Limited                 primarily in high quality securities and convertible
                                                    instruments of small-cap U.S. companies.

Emerging Small Company      Franklin Advisers,      seeks long-term growth of capital by investing, under
Trust                       Inc. SHOULD THIS        normal market conditions, at least 80% of its net assets
                            READ FRANKLIN           (plus any borrowings for investment purposes) in common
                            TEMPLETON NOW PER       stock equity securities of companies with market
                            LIST?                   capitalizations that approximately match the range of
                                                    capitalization of the Russell 2000 Growth Index* ("small
                                                    cap stocks") at the time of purchase.

Small Cap Trust             Independence            (NEW PORTFOLIO)
                            Investment LLC

Small Cap Index Trust       MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     small cap u.s. domestic equity market index by attempting
                            Limited                 to track the performance of the Russell 2000 Index.

Small Company Trust         American Century        seeks long-term capital growth by investing, under normal
                            Investment              market conditions, primarily in equity securities of
                            Management, Inc.        smaller-capitalization U.S. companies. The subadviser
                                                    uses quantitative, computer-driven models to construct
                                                    the portfolio of stocks for the Small Company Trust.

Dynamic Growth Trust        Deutsche Asset          seeks long-term growth of capital by investing in stocks
                            Management Inc.         and other equity securities of medium-sized U.S.
                                                    companies with strong growth potential.

Mid Cap Stock Trust         Wellington  Management  seeks long-term growth of capital by investing primarily
                            Company, LLP            in equity securities of mid-size companies with
                                                    significant capital appreciation potential.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Natural Resources Trust     Wellington  Management  seeks long-term total return by investing, under normal
                            Company, LLP            market conditions, primarily in equity and equity-related
                                                    securities of natural resource-related companies
                                                    worldwide.

All Cap Growth Trust        AIM Capital             seeks long-term capital appreciation by investing the
                            Management, Inc.        portfolio's assets under normal market conditions,
                                                    principally in common stocks of companies that are likely
                                                    to benefit from new or innovative products, services or
                                                    processes, as well as those that have experienced above
                                                    average, long-term growth in earnings and have excellent
                                                    prospects for future growth.

Strategic Opportunities     Fidelity Management &   seeks growth of capital by investing primarily in common
Trust                       Research Company        stocks. investments may include securities of domestic
                                                    and foreign issuers, and growth or value stocks or a
                                                    combination of both.

Financial Services Trust    Davis Advisors          seeks growth of capital by investing primarily in common
                                                    stocks of financial companies. During normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) are
                                                    invested in companies that are principally engaged in
                                                    financial services. A company is "principally engaged" in
                                                    financial services if it owns financial services-related
                                                    assets constituting at least 50% of the value of its
                                                    total assets, or if at least 50% of its revenues are
                                                    derived from its provision of financial services.

International               Marisco Capital         (NEW PORTFOLIO)
Opportunities Trust         Management, LLC

International Stock Trust   Deutsche Asset          seeks long-term growth of capital by investing in stocks
                            Management Investment   and other securities with equity characteristics of
                            Services Ltd.           Companies located in the developed countries that make up
                                                    the MSCI EAFE Index.

International Small Cap     Templeton Investment    seeks capital appreciation by investing primarily in the
Trust                       Counsel, Inc.           common stock of companies located outside the U.S. which
                                                    have total stock market capitalization or annual revenues
                            Change To Franklin      of $1.5 billion or less ("small company securities").
                            Templeton per List?

International Equity        SsgA Funds              seeks to track the performance of broad-based equity
Index Trust                 Management, Inc.        indices of foreign companies in developed and emerging
                                                    markets by attempting to track the performance of the
                                                    MSCI All Country World ex-US Index*. (Series I shares are
                                                    available for sale to contracts purchased prior to May
                                                    13, 2002; Series II shares are available for sale to
                                                    contracts purchased on or after May 13, 2002)

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
American International      Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      International Fund, a series of American Fund Insurance
                                                    Series. The International Fund invests primarily in
                                                    common stocks of companies located outside the United
                                                    States.

International Value Trust   Templeton Investment    seeks long-term growth of capital by investing, under
                            Counsel, Inc.           normal market conditions, primarily in equity securities
                                                    of companies located outside the U.S., including emerging
                                                    markets.

Quantitative Mid Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal market conditions, at least 80% of its total
                            Limited                 assets (plus any borrowings for investment purposes) in
                                                    U.S. mid-cap stocks, convertible preferred stocks,
                                                    convertible bonds and warrants.

Mid Cap Index Trust         MFC Global Investment   seeks to approximate the aggregate total return of a mid
                            Management (U.S.A.)     cap U.S. domestic equity market index by attempting to
                            Limited                 track the performance of the S&P Mid Cap 400 Index*.

Mid Cap Core Trust          AIM Capital             seeks long-term growth of capital by investing, normally,
                            Management, Inc.        at least 80% of its assets in equity securities,
                                                    including convertible securities, of mid-capitalization
                                                    companies.

Global Trust                Templeton Global        seeks long-term capital appreciation by investing, under
                            Advisors Limited        normal market conditions, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    securities of companies located anywhere in the world,
                                                    including emerging markets.

Capital Appreciation Trust  Jennison Associates     seeks long-term capital growth by investing at least 65%
                            LLC                     of its total assets in equity-related securities of
                                                    companies that exceed $1 billion in market capitalization
                                                    and that the subadviser believes have above-average
                                                    growth prospects. These companies are generally
                                                    medium-to-large capitalization companies.

American Growth Trust       Capital Research        invests all of its assets in Class 2 shares of the Growth
                            Management Company      Fund, a series of American Fund Insurance Series. The
                                                    Growth Fund invests primarily in common stocks of
                                                    companies that appear to offer superior opportunities for
                                                    growth of capital.

U.S. Global Leaders         Sustainable Growth      seeks long-term growth of capital by investing, under
Growth Trust                Advisers, L.P.          normal market conditions, primarily in common stocks of
                                                    "U.S. Global Leaders."

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Quantitative All Cap Trust  MFC Global Investment   seeks long-term growth of capital by investing, under
                            Management (U.S.A.)     normal circumstances, primarily in equity securities of
                            Limited                 U.S. companies. The portfolio will generally focus on
                                                    equity securities of U.S. companies across the three
                                                    market capitalization ranges of large, mid and small.

All Cap Core Trust          Deutsche Asset          seeks long-term growth of capital by investing primarily
                            Management Inc.         in common stocks and other equity securities within all
                                                    asset classes (small, mid and large cap) primarily those
                                                    within the Russell 3000 Index

Large Cap Growth Trust      Fidelity  Management &  seeks long-term growth of capital by investing, under
                            Research Company        normal market conditions, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    securities of companies with large market
                                                    capitalizations.

Total Stock Market Index    MFC Global Investment   seeks to approximate the aggregate total return of a
Trust                       Management (U.S.A.)     broad U.S. domestic equity market index by attempting to
                            Limited                 track the performance of the Wilshire 5000 Equity Index*

Blue Chip Growth Trust      T. Rowe Price           seeks to achieve long-term growth of capital (current
                            Associates, Inc.        income is a secondary objective) by investing, under
                                                    normal market conditions, at least 80% of the portfolio's
                                                    total assets in the common stocks of large and
                                                    medium-sized blue chip growth companies. Many of the
                                                    stocks in the portfolio are expected to pay dividends.

U.S. Large Cap Trust        Capital Guardian        seeks long-term growth of capital and income by investing
                            Trust Company           the portfolio's assets, under normal market conditions,
                                                    primarily in equity and equity-related securities of
                                                    companies with market capitalization greater than $500
                                                    million.

Core Equity Trust           Legg Mason Funds        seeks long-term capital growth by investing, under normal
                            Management, Inc.        market conditions, primarily in equity securities that,
                                                    in the subadviser's opinion, offer the potential for
                                                    capital growth. The subadviser seeks to purchase
                                                    securities at large discounts to the subadviser's
                                                    assessment of their intrinsic value.

Strategic Value Trust       Massachusetts           seeks capital appreciation by investing, under normal
                            Financial Services      market conditions, at least 65% of its net assets in
                            Company                 common stocks and related securities of companies which
                                                    the subadviser believes are undervalued in the market
                                                    relative to their long term potential.

Large Cap Value Trust       Mercury Advisors        seeks long-term growth of capital by investing, under
                                                    normal market conditions, primarily in a diversified
                                                    portfolio of equity securities of large cap companies
                                                    located in the U.S.

Classic Value Trust         Pzena Investment        seeks long-term growth of capital by investing, under
                            Management, LLC         normal market conditions, at least 80% of its net assets
                                                    in domestic equity securities.

Utilities Trust             Massachusetts           seeks capital growth and current income (income above
                            Financial Services      that available from a portfolio invested entirely in
                            Company                 equity securities) by investing, under normal market
                                                    conditions, at least 80% of the portfolio's net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    and debt securities of domestic and foreign companies in
                                                    the utilities industry.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Real Estate Securities      Deutsche Asset          seeks to achieve a combination of long-term capital
Trust                       Management Inc.         appreciation and current income by investing, under
                                                    normal market conditions, at least 80% of its net assets
                                                    (plus any borrowings for investment purposes) in equity
                                                    securities of real estate investment trusts ("REITS") and
                                                    real estate companies.

Small Cap Opportunities     Munder Capital          seeks long-term capital appreciation by investing, under
Trust                       Management              normal circumstances, at least 80% of its assets in
                                                    equity securities of companies with market
                                                    capitalizations within the range of the companies in the
                                                    Russell 2000 Index.

Small Company Value         T. Rowe Price           seeks long-term growth of capital by investing, under
                            Associates, Inc.        normal market conditions, primarily in small companies
                                                    whose common stocks are believed to be undervalued. Under
                                                    normal market conditions, the portfolio will invest at
                                                    least 80% of its net assets (plus any borrowings for
                                                    investment purposes) in companies with a market
                                                    capitalization that do not exceed the maximum market
                                                    capitalization of any security in the Russell 2000 Index*
                                                    at the time of purchase.

Special Value               Saloman Brothers        seeks long-term capital growth by investing, under normal
(only Series II             Asset Management Inc    circumstances, at least 80% of its net assets in common
available)                                          stocks and other equity securities of companies whose
                                                    market capitalization at the time of investment is no
                                                    greater than the market capitalization of companies in
                                                    the Russell 2000 Value Index.

Mid Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing, under normal
                                                    market conditions, at least 80% of the portfolio's net
                                                    assets (plus any borrowings for investment purposes) in
                                                    mid-sized companies, with market capitalization of
                                                    roughly $500 million to $10 billion.

Value                       Van Kampen              seeks to realize an above-average total return over a
                                                    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in equity
                                                    securities of companies with capitalizations similar to
                                                    the market capitalization of companies in the Russell
                                                    Midcap Value Index.

All Cap Value               Lord, Abbett & Co       seeks capital appreciation by investing in equity
                                                    securities of U.S. and multinational companies in all
                                                    capitalization ranges that the subadviser believes are
                                                    undervalued.

500 Index Trust             MFC Global Investment   seeks to approximate the aggregate total return of a
                            Management (U.S.A.)     broad U.S. domestic equity market index by attempting to
                            Limited                 track the performance of the S&P 500 Composite Stock
                                                    Price Index*.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Fundamental Value Trust     Davis Advisors          seeks growth of capital by investing, under normal market
                                                    conditions, primarily in common stocks of U.S. companies
                                                    with market capitalizations of at least $5 billion that
                                                    the subadviser believes are undervalued. The portfolio
                                                    may also invest in U.S. companies with smaller
                                                    capitalizations.

Growth & Income Trust       Wellington Management   seeks long-term growth of capital and income, consistent
                            Company, LLP            with prudent investment risk, by investing primarily in a
                                                    diversified portfolio of common stocks of U.S. issuers
                                                    which the subadviser believes are of high quality.

Large Cap Trust             UBS Global Asset        (NEW PORTFOLIO
                            Management

Quantitative Value Trust    MFC Global Investment   seeks long-term capital appreciation by investing
                            Management (U.S.A.)     primarily in large-cap U.S. securities with the potential
                            Limited                 for long-term growth of capital.

American Growth - Income    Capital Research        invests all of its assets in Class 2 shares of the
Trust                       Management Company      Growth-Income Fund, a series of American Fund Insurance
                                                    Series. The Growth-Income Fund invests primarily in
                                                    common stocks or other securities which demonstrate the
                                                    potential for appreciation and/or dividends.

Equity-Income Trust         T. Rowe Price           seeks to provide substantial dividend income and also
                            Associates, Inc.        long-term capital appreciation by investing primarily in
                                                    dividend-paying common stocks, particularly of
                                                    established companies with favorable prospects for both
                                                    increasing dividends and capital appreciation.

American Blue Chip Income   Capital Research        invests all of its assets in Class 2 shares of the Blue
and Growth Trust            Management Company      Chip Income and Growth Fund, a series of American Fund
                                                    Insurance Series. The Blue Chip Income and Growth Fund
                                                    invests primarily in common stocks of larger, more
                                                    established companies based in the U.S. with market
                                                    capitalizations of $4 billion and above.

Income & Value Trust        Capital Guardian        seeks the balanced accomplishment of (a) conservation of
                            Trust Company           principal and (b) long-term growth of capital and income
                                                    by investing the portfolio's assets in both equity and
                                                    fixed-income securities. The subadviser has full
                                                    discretion to determine the allocation between equity and
                                                    fixed income securities.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
PIMCO VIT All Asset         Pacific Investment      seeks maximum real return consistent with preservation of
Portfolio                   Management Company      real capital and prudent investment management by
(a series of the PIMCO                              investing, under normal circumstances, substantially all
Variable Insurance Trust)                           of its assets in Institutional Class shares of the PIMCO
(only Class M is                                    Funds, Pacific Investment Management Series, an
available for sale)                                 affiliated open-end investment company.

Global Allocation Trust     UBS Global Asset        seeks total return, consisting of long-term capital
                            Management              appreciation and current income, by investing in equity
                                                    and fixed income securities of issuers located within and
                                                    outside the U.S.

High Yield Trust            Saloman Brothers        seeks to realize an above-average total return over a
                            Asset Management Inc    market cycle of three to five years, consistent with
                                                    reasonable risk, by investing primarily in high yield
                                                    debt securities, including corporate bonds and other
                                                    fixed-income securities.

U.S. High Yield Bond Trust  Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Strategic Bond Trust        Saloman Brothers        seeks a high level of total return consistent with
                            Asset Management Inc    preservation of capital by giving its subadviser broad
                                                    discretion to deploy the portfolio's assets among certain
                                                    segments of the fixed income market as the subadviser
                                                    believes will best contribute to achievement of the
                                                    portfolio's investment objective.

Strategic Income Trust      John Hancock            seeks a high level of current income by investing, under
                            Advisers, LLC           normal market conditions, primarily in foreign government
                                                    and corporate debt securities from developed and emerging
                                                    markets; U.S. Government and agency securities; and U.S.
                                                    high yield bonds.

Global Bond Trust           Pacific Investment      seeks to realize maximum total return, consistent with
                            Management Company      preservation of capital and prudent investment management
                                                    by investing the portfolio's assets primarily in fixed
                                                    income securities denominated in major foreign
                                                    currencies, baskets of foreign currencies (such as the
                                                    ECU), and the U.S. dollar.

Investment Quality Bond     Wellington Management   seeks a high level of current income consistent with the
Trust                       Company, LLP            maintenance of principal and liquidity, by investing in a
                                                    diversified portfolio of investment grade bonds and tends
                                                    to focus its investment on corporate bonds and U.S.
                                                    Government bonds with intermediate to longer term
                                                    maturities. The portfolio may also invest up to 20% of
                                                    its assets in non-investment grade fixed income
                                                    securities.

Total Return Trust          Pacific Investment      seeks to realize maximum total return, consistent with
                            Management Company      preservation of capital and prudent investment management
                                                    by investing, under normal market conditions, at least
                                                    65% of the portfolio's assets in a diversified portfolio
                                                    of fixed income securities of varying maturities. The
                                                    average portfolio duration will normally vary within a
                                                    three- to six-year time frame based on the subadviser's
                                                    forecast for interest rates.

Real Return Bond Trust      Pacific Investment      seeks maximum return, consistent with preservation of
                            Management Company      capital and prudent investment management by investing,
                                                    under normal market conditions, at least 80% of its net
                                                    assets in inflation-indexed bonds of varying maturities
                                                    issued by the U.S. and non-U.S. governments and by
                                                    corporations.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Core Bond Trust             Wells Fargo Fund        (NEW PORTFOLIO)
                            Management, LLC

Active Bond Trust           Declaration             (VST PORTFOLIO NEW TO MIT)
                            Management & Research
                            LLC

                            John Hancock
                            Advisers, LLC

U.S. Government             Saloman Brothers        seeks a high level of current income consistent with
Securities Trust            Asset Management Inc    preservation of capital and maintenance of liquidity, by
                                                    investing in debt obligations and mortgage-backed
                                                    securities issued or guaranteed by the U.S. Government,
                                                    its agencies or instrumentalities and derivative
                                                    securities such as collateralized mortgage obligations
                                                    backed by such securities.

Money Market Trust          MFC Global Investment   seeks maximum current income consistent with preservation
                            Management (U.S.A.)     of principal and liquidity by investing in high quality
                            Limited                 money market instruments with maturities of 397 days or
                                                    less issued primarily by U. S. entities.

Lifestyle Aggressive 1000   MFC Global Investment   seeks to provide long-term growth of capital (current
Trust                       Management (U.S.A.)     income is not a consideration) by investing 100% of the
                            Limited                 Lifestyle Trust's assets in other portfolios of the Trust
                                                    ("Underlying Portfolios") which invest primarily in
                            [Deutsche Asset         equity securities.
                            Management Inc.

Lifestyle Growth 820 Trust  MFC Global Investment   seeks to provide long-term growth of capital with
                            Management (U.S.A.)     consideration also given to current income by investing
                            Limited                 approximately 20% of the Lifestyle Trust's assets in
                                                    Underlying Portfolios which invest primarily in fixed
                            Deutsche Asset          income securities and approximately 80% of its assets in
                            Management Inc.         Underlying Portfolios which invest primarily in equity
                                                    securities.

Lifestyle Balanced 640      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to capital growth by investing
                                                    approximately 40% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 60% of its assets in
                                                    Underlying Portfolios which invest primarily in equity
                                                    securities.

        PORTFOLIO             PORTFOLIO MANAGER                      INVESTMENT DESCRIPTION
--------------------------  ----------------------  --------------------------------------------------------
Lifestyle Moderate 460      MFC Global Investment   seeks to provide a balance between a high level of
Trust                       Management (U.S.A.)     current income and growth of capital with a greater
                            Limited                 emphasis given to current income by investing
                                                    approximately 60% of the Lifestyle Trust's assets in
                            Deutsche Asset          Underlying Portfolios which invest primarily in fixed
                            Management Inc.         income securities and approximately 40% of its assets in
                                                    Underlying Portfolios which invest primarily in equity
                                                    securities.

Lifestyle Conservative      MFC Global Investment   seeks to provide a high level of current income with some
280 Trust                   Management (U.S.A.)     consideration also given to growth of capital by
                            Limited                 investing approximately 80% of the Lifestyle Trust's
                                                    assets in Underlying Portfolios which invest primarily in
                            Deutsche Asset          fixed income securities and approximately 20% of its
                            Management Inc.         assets in Underlying Portfolios which invest primarily in
                                                    equity securities.



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



You bear the investment risk of any portfolio you choose as an investment for your contract. A full description of the portfolios, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the portfolio prospectuses. The portfolio prospectuses should be read carefully before allocating purchase payments to a sub-account.


                                      * * *

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

You instruct us how to vote portfolio shares.

We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS
Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

You designate how your purchase payment is to be allocated among the investment options.

We must approve the issuance of any contract to a corporation.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

            Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account Annual Expenses.

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS


During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options, subject to the restrictions set forth below.



You may make a transfer by providing written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.



We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options.



Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.



To discourage disruptive frequent trading activity, we have adopted a policy for the Variable Account to restrict transfers to two per calender month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Variable Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a portfolio are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying portfolios and
(d) transfers made during the pay-out period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this prospectus). Under the Variable Account's policy and procedures, contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable account investment option may be made. We apply the Variable Account's policy and procedures uniformly to all contract owners.



We reserve the right to take other actions to restrict trading, including, but not limited to:


      restricting the number of transfers made during a defined period, restricting the dollar amount of transfers, restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.


In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (we will provide you with one upon re-quest.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.


As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.


Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.

From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

Asset rebalancing will only be permitted on the following time schedules:

            quarterly on the 25th day of the last month of the calendar quarter (or the next business day if the 25th is not a business day);

            semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

            annually on December 26th (or the next business day if December 26th is not a business day).

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

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

WITHDRAWALS

During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

            the New York Stock Exchange is closed (other than customary weekend and holiday closings),

            trading on the New York Stock Exchange is restricted,

            an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

TELEPHONE REDEMPTIONS. You may request the option to withdraw a portion of your contract value by telephone by completing a separate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D: "Qualified Plan Types")

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

AMOUNT OF DEATH BENEFIT. If any owner dies during the accumulation period and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

            the contract value or
            the sum of the purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

            the contract value or
            the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

            the contract value or
            the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

            the contract value or
            the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

            a certified copy of a death certificate;
            a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

            If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract (excluding any optional benefits.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

If any annuitant is changed and any contract owner is not a natural person, the entire interest (contract value) in the contract must be distributed to the contract owner within five years.

A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

The following annuity options are guaranteed to be offered in the contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-

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

      annuitant die prior to the end of the tenth year.

In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.

The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS

Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.


Some transfers are permitted during the pay-out period, but subject to different limitations than during the accumulation period.



TRANSFERS DURING PAY-OUT PERIOD



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio. we also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT

You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

                                       30
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OWNERSHIP

You are entitled to exercise all rights under your contract.

The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

The "annuitant" is either you or someone you designate.

The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.

On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date. If an annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions - Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.

If the annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

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MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3%.

INVESTMENT OPTIONS. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

INVESTMENT ACCOUNTS. Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

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

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").

LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity benefit payments.

CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

CHARGES AND DEDUCTIONS

Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity benefit payments. In addition, there are deductions from and expenses paid out of the assets of the portfolios that are described in the portfolio prospectuses.

We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.

ADMINISTRATION FEES

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death

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

benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      - commencement or continuance of annuity benefit payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS


STANDARD COMPENSATION. John Hancock Distributors, LLC ("JHD LLC") pays broker-dealers who have selling agreements with JHD LLC compensation for the promotion and sale of contracts. Registered representatives of these broker-dealers who solicit sales of the contract typically receive a portion of the compensation paid by JHD LLC to the broker-dealer in the form of commissions or other compensation, depending on the agreement between the broker-dealer and the registered representative. This compensation, as well as any other incentives or payments, is not paid directly by contract owners. JHD LLC intends to recoup this compensation and other sales expenses paid to broker-dealers through the fees and charges imposed under the contract. (See CHARGES AND DEDUCTIONS.)



The amount and timing of compensation JHD LLC may pay to broker-dealers may vary depending on the selling agreement but is not expected to exceed 2.50% of purchase payments plus 1.20% of the contract value per year commencing one year after each purchase payment. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, JHD LLC may pay or allow other promotional incentives or payments in the form of cash or other compensation to broker-dealers.



ADDITIONAL COMPENSATION AND REVENUE SHARING. JHD LLC and its affiliates may pay broker-dealers additional compensation or reimbursement for their efforts in selling contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to JHD LLC or our affiliates. The compensation or reimbursement is not paid directly by contract owners. In addition, JHD LLC may enter into special compensation arrangements with certain broker-dealer firms based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms, and the terms of such arrangements may differ among broker-dealer firms based on various factors. Any such compensation payable to a broker-dealer firm will not result in any additional direct charge to you by us.


FEDERAL TAX MATTERS

INTRODUCTION

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The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract.

IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by the portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:


            contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation

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

or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the portfolios, we expect that the portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets (and thus not taxable on the income and gains). For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts will be successful.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal before the payout period commences, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

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

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

(a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.

Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

      - if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above.

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "Investment in the Contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.

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

Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

      - received on or after the date on which the contract owner reaches age 59 1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.

QUALIFIED RETIREMENT PLANS

The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser.

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all

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distributions made while the annuitant is alive must be made to the annuitant.
Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. In addition, the presence of the death benefit, could affect the amount of the required minimum distribution that must be made under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59 1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans or governmental deferred compensation plans, excluding certain amounts such as

(i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) if applicable, certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

We may be required to withhold amounts from some payments for Federal income taxes.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation and timing services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS


JHD LLC, a Delaware limited liability company that we control, is the principal underwriter of the contracts. John Hancock Financial Securities, LLC is located at 601 Congress Street, Boston, Massachusetts 02110 is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by JHD LLC to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES


Your inquiries should be directed to our Annuity Service Office mailing address at John Hancock Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.


CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor JHD LLC are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT

We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you, have been made, if the contract value at the end of such three year period is less than $2,000.

As a matter of administrative practice, we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

As stated above under "The Portfolios", we will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                            APPENDIX A: SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55013, Boston, Massachusetts 02205-5013.

ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of the portfolios is determined.

THE CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.

CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.

GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.

INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.

INVESTMENT OPTIONS: The investment choices available to contract owners.

LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.

MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.

PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio in which the Variable Account invests, or of any successor mutual fund.

QUALIFIED CONTRACTS: Contracts issued under qualified plans.

QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.

SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                        APPENDIX B: QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we may issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions. Persons intending to use the contract with qualified plans should consult their tax advisor.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

The contract may be issued with certain death benefit. The presence of this benefit may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), if the contract is issued with certain death benefit, the presence of this benefit may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other contracts subject to the minimum distribution rules. Employers intending to use the contract in connection with such plans should seek competent advice.

ROTH IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

      -     made after the owner attains age 59 1/2;

      -     made after the owner's death;

      -     attributable to the owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.

As described above (see "Individual Retirement Annuities"), if the contract is issued with certain death benefit, the presence of this benefit may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice. If the contract is issued with certain death benefit or an optional benefit such as the GRIB benefit, the presence of these benefits may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides death benefit options that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If the contract is issued with certain death benefit, the presence of this benefit may increase the amount of any required minimum distributions that must be made under the contract. Employers intending to use the contract in connection with such plans should seek competent advice

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      -     earnings on those contributions, and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                   APPENDIX C

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR PRIOR CONTRACTS

Contracts issued prior to May 13, 2002 contain certain investment options that invest in Series I shares of a corresponding portfolio of the Trust. As a result, the range of Total Annual Portfolio Operating Expenses for these previously issued contracts differs from the range shown in the Summary section of the Prospectus. The next table describes the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically if you own a contract issued prior to May 13, 2002. The table relates to all the variable investment options that are available for these previously issued contracts. More detail concerning each portfolio's fees and expenses is contained in the portfolio's prospectus.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR CONTRACTS ISSUED
PRIOR TO MAY 13, 2002(A)                                               MINIMUM          MAXIMUM
---------------------------------------------------------------        -------          ------
Range of expenses that are deducted from fund assets, including management fees, Rule 12b-1 fees, and other expenses

(A) The minimum and maximum expenses shown do not reflect any expense reimbursements. If such reimbursements were reflected, the minimum and maximum expenses would be 0.56% and 1.79% respectively. Expense reimbursements may be terminated at any time.

The following table describes the operating expenses for each of the Series I portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2004. More detail concerning each of these portfolio's fees and expenses is contained in the portfolio's prospectus and in the notes following the table. See the Summary section of the Prospectus for information on Series II portfolios of the Trust.

                                                                                                              TOTAL
                                                              MANAGEMENT     RULE 12b-1         OTHER        ANNUAL
PORTFOLIO                                                        FEES          FEES            EXPENSES     EXPENSES
---------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK TRUST - SERIES I SHARES:
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

                                                                                                             TOTAL
                                                              MANAGEMENT     RULE 12b-1         OTHER        ANNUAL
PORTFOLIO                                                        FEES          FEES            EXPENSES     EXPENSES
---------------------------------------------------------------------------------------------------------------------
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

(+) Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(B) "Other Expenses" reflects the expenses of the Underlying Portfolios as well as the expenses of the Lifestyle Trust. The Adviser is currently paying a portion of the expenses of each Lifestyle Trust. The expenses above do not reflect this expense reimbursement. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

PORTFOLIO                                  OTHER EXPENSES       EXPENSES
-------------------------------------      --------------       --------
Lifestyle Aggressive 1000 Trust
Lifestyle Growth 820 Trust
Lifestyle Balanced Trust
Lifestyle Moderate Trust
Lifestyle Conservative Trust
This voluntary expense reimbursement
  may be terminated at any time.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                           MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                                     FEES                EXPENSES
--------------------------                 -----------          ------------
Science & Technology Trust
Health Sciences Trust
Blue Chip Growth Trust
Equity-Income Trust

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

PORTFOLIO                                  OTHER EXPENSES       EXPENSES
-------------------------------------      --------------       --------
Small Company Trust
U.S. Global Leaders Growth Trust
Classic Value Trust
These voluntary expense reimbursements
   may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                           MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                                     FEES                EXPENSES
--------------------------                 -----------          ------------
Global Trust
International Value Trust
These advisory fee waivers may be
  rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                                BETWEEN $50
                                                                MILLION AND     EXCESS OVER
                                           FIRST $50               $500           $500
PORTFOLIO                                   MILLION*              MILLION*       MILLION*
-----------------------------------        ---------            ------------    -----------
Financial Services Trust
Fundamental Value Trust

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                           MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                                     FEES                EXPENSES
--------------------------                 -----------          ------------
Financial Services Trust
Fundamental Value Trust

(G) Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Growth, American International, American Blue Income and Growth, and American Growth-Income, during the year ended December 31, 2004, Capital Research Management Company (the adviser to the American Growth, American International, American Blue Income and Growth, and American Growth-Income) voluntarily reduced investment advisory fees to rate provided by amended agreement effective April 1, 2004. If such advisory fee reductions were reflected, it is estimated that "Management Fees" and "Total Annual Expenses" would be:

                                           MANAGEMENT           TOTAL ANNUAL
PORTFOLIO                                     FEES                EXPENSES
--------------------------                 -----------          ------------
American Growth Trust
American International Trust
American Blue Chip Income and
Growth Trust
American Growth-Income Trust

EXAMPLES UNDER PRIOR CONTRACTS

The four examples below are intended to help you compare the cost of investing in a previously issued contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fees and expenses. The first and third examples assume that you purchased certain optional benefits that were available at the time we issued a contract; the second and fourth examples assume that you did not purchase any optional benefits.. All four of the examples assume that you invest $10,000 in a contract and that your investment has a 5% return each year. For purposes of presenting these examples, we have also made certain assumptions that are mandated by the SEC and described in the Summary section of the Prospectus. CONSEQUENTLY, THE AMOUNTS LISTED IN THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESS THAN THOSE SHOWN.

The first example applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP II. This example also assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued before May 13,
2002) with optional riders:

                                                      1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                      ------       -------       -------     --------
If you surrender the contract at the end of the
  applicable time period:
If you annuitize, or do not surrender the contract
  at the end of the applicable time period:

The second example also applies to contracts issued prior to May 13, 2002. This example assumes that you invest $10,000 in a contract, but with no optional riders. The second example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued before May 13,
2002) with no optional riders:

                                                      1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                      ------       -------       -------     --------
If you surrender the contract at the end of the
 applicable time period:
If you annuitize, or do not surrender the contract
 at the end of the applicable time period:

The third example applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract with the following optional riders: Annual Step Death Benefit, GEM, and GRIP III. This example also assumes assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Maximum portfolio operating expenses- Prior Contract (issued after May 13, 2002 but before May 1, 2005) with optional riders:

                                                      1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                      ------       -------       -------     --------
If you surrender the contract at the end of the
 applicable time period:
If you annuitize, or do not surrender the contract
 at the end of the applicable time period:

The fourth example also applies to contracts issued after May 13, 2002 but before May 1, 2005. This example assumes that you invest $10,000 in a contract, but with no optional riders. This example also assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Minimum portfolio operating expenses - Prior Contract (issued after May 13, 2002 but before May 1, 2005) with no optional riders:

                                                      1 YEAR       3 YEARS       5 YEARS     10 YEARS
                                                      ------       -------       -------     --------
If you surrender the contract at the end of the
 applicable time period:
If you annuitize, or do not surrender the contract
 at the end of the applicable time period:

                   APPENDIX U: ACCUMULATION UNIT VALUE TABLES

                          INSERT UNIT VALUE TABLES HERE

                          SUPPLEMENT TO PROSPECTUS FOR
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (Formerly, The Manufacturers Life Insurance Company of New York Separate
                                   Account A)
                                DATED MAY 1, 2005



For contracts purchased on and after March 24, 2003: (a) purchase payments may not be allocated to the fixed account investment option, (the "Fixed Account Investment Option") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted.



Contract owners who purchase their contracts prior to March 24, 2003 may transfer to the Fixed Account Investment Option or renew amounts currently in a Fixed Account Investment Option, but may not allocate new purchase payments to the Fixed Account Investment Option.



                         Supplement dated May 14, 2005



NY Vision Supp 5/1/05

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A


                                       OF


                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing John Hancock Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning (877) 391-3748.



                 John Hancock Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748
                           www.johnhancocknewyork.com



            Statement of Additional Information dated May 1, 2005.

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................  3
ACCUMULATION UNIT VALUE TABLES.................................  3
SERVICES.......................................................  3
   Independent Auditors........................................  3
   Servicing Agent.............................................  3
   Principal Underwriter.......................................  3
APPENDIX A: AUDITED FINANCIAL STATEMENTS.......................  A-1

GENERAL INFORMATION AND HISTORY


John Hancock Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") (formerly, The Manfacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. We are a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

ACCUMULATION UNIT VALUE TABLES

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

SERVICES

INDEPENDENT AUDITORS


The financial statements of John Hancock Life Insurance Company of New York at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2004, and for each of the two years in the period ended December 31, 2004, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

            daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

            semimonthly commission statements;

            monthly summaries of agent production and daily transaction reports;

            semiannual statements for contract owners; and

            annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


John Hancock Distributors, LLC ("JHD LLC") (formerly, Manulife Financial Securities LLC), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to JHD LLC in 2004, 2003 and 2002 were $____, $293,120,491 and $275,138,774, respectively. JHD LLC did not retain any of these amounts during such periods.

                    APPENDIX A: AUDITED FINANCIAL STATEMENTS


[TO BE UPDATED BY AMENDMENT]

                               REPLACE PAGE WITH:

                            MNY CORPORATE FINANCIALS

                        MNY SEPARATE ACCOUNT A FINANCIALS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                                  NAME CHANGES
---------------------------------------------------------------------------------------------------------------------------------
   DATE OF CHANGE                      OLD NAME                                           NEW NAME
--------------------  --------------------------------------------  -------------------------------------------------------------
October 1, 1997       FNAL Variable Account                         The Manufacturers Life Insurance Company of New York Separate
                                                                    Account A

October 1, 1997       First North American Life Assurance Company   The Manufacturers Life Insurance Company of New York

November 1, 1997      NAWL Holding Co., Inc.                        Manulife-Wood Logan Holding Co., Inc.

September 24, 1999    Wood Logan Associates, Inc.                   Manulife Wood Logan, Inc

January 1, 2005       The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                      New York Separate Account A                   Separate Account A

January 1, 2005       The Manufacturers Life Insurance Company of   John Hancock Life Insurance Company of New York
                      New York                                      Separate Account A.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - TO BE FILED BY AMENDMENT

            (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - TO BE FILED BY AMENDMENT

      (b)   Exhibits

            (1)   (a)   Resolution of the Board of Directors of First North
                        American Life Assurance Company establishing the FNAL
                        Variable Account - Incorporated by reference to Exhibit
                        (b)(1)(a) to Form N-4, file number 33-46217, filed
                        February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit
                        (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

            (2) Agreements for custody of securities and similar investments.- Not Applicable.

            (3)   (a)   Form of Underwriting and Distribution
                        Agreement-Incorporated by reference to Exhibit 3(a) post-effective amendment no. 5 to this registration statement filed on April 29, 2002

                  (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - Incorporated by reference to Exhibit 3(b) post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

            (4)   (a)      Specimen Single Purchase Payment Individual Deferred
                           Combination Fixed and Variable Annuity Contract,
                           Non-Participating - Previously filed as Exhibit
                           (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

            (5)   (a)      Specimen Application for Single Purchase Payment
                           Individual Deferred Combination Fixed and Variable
                           Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.

            (6)   (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

            (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

            (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

            (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

            (10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

            (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

            (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

            (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

            (14)  (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

                  (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000

                  (e) Power of Attorney, Bradford J. Race Jr. - Incorporated by reference to Exhibit (14) (e) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

                  (g) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - - Incorporated by reference to Exhibit
                           (b) (14) (g) to the registration statement on Form N-4, File No. 333-79112, filed February 26, 2004.

                  (h)      Power of Attorney, Richard Harris - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                  POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS               JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Alison Alden
73 Tremont Street
Boston, MA  02108                                 Director

Bruce Avedon
6601 Hitching Post Lane
Cincinnati, OH 45230                              Director

Thomas Borshoff
3 Robin Drive
Rochester, NY  14618                              Director

James R. Boyle
500 Boylston Street
Boston, MA  02116                                 Director

Robert Cook
73 Tremont Street
Boston, MA 02108                                  Director

Marc Costantini
73 Tremont Street
Boston, MA  02108                                 Director

John D. DesPrez III
73 Tremont Street
Boston, MA 02108                                  Director and Chairman

Ruth Ann Fleming
205 Highland Avenue
Short Hills, NJ 07078                             Director

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                  POSITION WITH
NAME AND PRINCIPAL BUSINESS ADDRESS               JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
James D. Gallagher
73 Tremont Street
Boston, MA 02108                                  Director and President

David W. Libbey
500 Boylston Street
Boston, MA  02116                                 Treasurer

Neil M. Merkl, Esq.
35-35 161st Street
Flushing, NY 11358                                Director

Joseph M. Scott
73 Tremont Street
Boston, MA  02108                                 Director

Bruce Speca
73 Tremont Street
Boston, MA  02108                                 Director

Bradford J. Race Jr
136 East 64th Street
New York, NY  10021                               Director

Nicole Humblias
73 Tremont Street
Boston, MA  02108                                 Assistant Vice President and Chief Administrative Officer

Kim Ciccarelli
73 Tremont Street
Boston, MA 02108                                  Secretary & Counsel

Richard Harris
200 Bloor Street East
Toronto, Ontario                                  Appointed Actuary
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                               AS OF JUNE 30, 2004

                                                                                          JURISDICTION OF
AFFILIATE                                                LEGAL ID      % OF EQUITY         INCORPORATION
----------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                               2              100              CANADA
   John Hancock Financial Services, Inc.                     3              100              Delaware
   The Manufacturers Life Insurance Company                  1              100              Canada
     Manulife Bank of Canada                                58              100              Canada
     Manulife Financial Services Inc.                      199              100              Canada
     Manulife Securities International Ltd.                 79              100              Canada
     Enterprise Capital Management Inc.                                      20              Ontario
     Cantay Holdings Inc.                                   51              100              Ontario
     FNA Financial Inc.                                    115              100              Canada
        Elliot & Page Limited                              116              100              Ontario
     NAL Resources Limited                                 117              100              Alberta
     3550435 Canada Inc.                                   107              100              Canada
        MFC Insurance Company Limited                      106              100              Canada
        FCM Holdings Inc.                                  104              100              Philippines
     Manulife Canada Ltd.                                  157              100              Canada
     1293319 Ontario Inc.                                  170              100              Ontario
     3426505 Canada Inc.                                   161              100              Canada
     Canaccord Capital Inc.                                               13.07           British Columbia
     Manulife International Capital Corporation Limited    135              100              Ontario
        Golf Town Canada Inc.                                             43.43              Canada
        Regional Power Inc.                                136               80              Canada
        Avotus Corp.                                                      10.36              Canada
     First North American Insurance Company                111              100              Canada
     JLOC Holding Company                                                    30            Cayman Islands
     Opportunity Finance Company                                             30            Cayman Islands
     Resolute Energy Inc.                                                  11.5              Alberta
     SEAMARK Asset Management Ltd.                         118            35.01              Canada
     NAL Resources Management Limited                      120              100              Canada
        1050906 Alberta Ltd.                               127              100              Alberta
     PK Liquidating Company II, LLC                                          18              Delaware
     Intrepid Energy Corp.                                                   19              Alberta
     Manulife Data Services Inc.                            81              100              Barbados
     Micro Optics Design Corporation                                      17.69              Nevada
     Innova LifeSciences Corporation                                      15.79              Ontario
     2015401 Ontario Inc.                                  140              100              Ontario
     2015500 Ontario Inc.                                  154              100              Ontario
     MFC Global Investment Management (U.S.A.) Limited     156              100              Canada
     Cavalier Cable, Inc.(2)                                                 78              Delaware
     2024385 Ontario Inc.                                  153              100              Ontario
     6212344 Canada Limited                                272              100              Canada
     NALC Holdings Inc.(3)                                 103               50              Ontario
     Manulife Holdings (Alberta) Limited                   201              100              Alberta

                                                                                                          JURISDICTION OF
AFFILIATE                                                               LEGAL ID       % OF EQUITY         INCORPORATION
------------------------------------------------------------------------------------------------------------------------
        Manulife Holdings (Delaware) LLC                                   205              100              Delaware
           The Manufacturers Investment Corporation                         87              100              Michigan
             Manulife Reinsurance Limited                                   67              100              Bermuda
                Manulife Reinsurance (Bermuda) Limited                     203              100              Bermuda
             The Manufacturers Life Insurance Company (U.S.A.)              19              100              Michigan
                Manulife Service Corporation                                 7              100              Colorado
                Manulife Financial Securities LLC                            5              100              Delaware
                Manufacturers Securities Services, LLC(4)                   97               60              Delaware
                The Manufacturers Life Insurance Company of New York        94              100              New York
                The Manufacturers Life Insurance Company of America         17              100              Michigan
                Aegis Analytical Corporation                                              15.41              Delaware
                Manulife Property Management of Washington, D.C., Inc.                      100              Wash., D.C.
                ESLS Investment Limited, LLC                                                 25              Ohio
                Polymerix Corporation                                                      11.4              Delaware
                Ennal, Inc.                                                124              100              Delaware
                Avon Long Term Care Leaders LLC                            158              100              Delaware
                Ironside Venture Partners I LLC                            196              100              Delaware
                  NewRiver Investor Communications Inc.                                   11.29              Delaware
                Ironside Venture Partners II LLC                           197              100              Delaware
                Flex Holding, LLC                                                          27.7              Delaware
                  Flex Leasing I, LLC                                                     99.99              Delaware
                Manulife Leasing Co., LLC                                  150               80              Delaware
                Dover Leasing Investments, LLC                                               99              Delaware
     MFC Global Fund Management (Europe) Limited                            64              100              England
        MFC Global Investment Management (Europe) Limited                                   100              England
     WT (SW) Properties Ltd.                                                82              100              England
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                  138              100              Germany
     Manulife International Holdings Limited                               152              100              Bermuda
        Manulife Provident Funds Trust Company Limited                     163              100              Hong Kong
        Manulife Asset Management (Asia) Limited                            78              100              Barbados
           Manulife Asset Management (Hong Kong) Limited                                    100              Hong Kong
           P.T. Manulife Aset Manajemen Indonesia                          141               85              Indonesia
             P.T. Buanadaya Sarana Informatika(5)                                            96              Indonesia
        Manulife (International) Limited                                    28              100              Bermuda
           Manulife-Sinochem Life Insurance Co. Ltd.                        43               51              China
     Manulife (Vietnam) Limited                                            188              100              Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                   164              100              Philippines
        FCM Plans, Inc.                                                    155              100              Philippines
        Manulife Financial Plans, Inc.                                     187              100              Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                  42               71              Indonesia
                     P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                  75              100              Indonesia
                     P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                  90.4              Indonesia
                     P.T. ASURANSI JIWA MANULIFE INTI(7)                                   95.9              Indonesia
     Manulife (Singapore) Pte. Ltd.                                         14              100              Singapore
     Manulife Holdings (Bermuda) Limited                                   147              100              Bermuda

        Manulife Management Services Ltd.                                  191              100              Barbados
        Manufacturers P&C Limited                                           36              100              Barbados

                                                                                                        JURISDICTION OF
AFFILIATE                                                             LEGAL ID       % OF EQUITY         INCORPORATION
-----------------------------------------------------------------------------------------------------------------------
     Manulife European Holdings 2003 (Alberta) Limited                   202              100              Alberta
        Manulife European Holdings (Bermuda) Limited                     270              100              Bermuda
           Manulife European Investments (Luxembourg) S.a.r.l.           271              100              Luxembourg
             Manulife Hungary Holdings Limited(8).                       149               99              Hungary
     MLI Resources Inc.                                                  193              100              Alberta
        Manulife Life Insurance Company(9)                               180               35              Japan
           MFC Global Investment Management (Japan) Limited              208              100              Japan
        Manulife Century Investments (Bermuda) Limited                   172              100              Bermuda
           Manulife Century Investments (Luxembourg) S.A.                173              100              Luxembourg
             Manulife Century Investments (Netherlands) B.V.             174              100              Netherlands
                Manulife Premium Collection Co., Ltd.(10).               178               57              Japan
                Y.K. Manulife Properties Japan                           142              100              Japan
                Manulife Century Holdings (Netherlands) B.V.             195              100              Netherlands

Item 27. Number of Contract Owners.

As of DECEMBER 31, 2004, there were ____qualified and _____ non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a. Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
---------------------------------------------------------------------------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

b. John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

      *Principal business office is 601 Congress Street, Boston, MA 02210

      **Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

      ***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.    None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

      The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

----------------------
(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this ___ day of February, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)

By: /s/ James D. Gallagher
    ---------------------------
    James D. Gallagher
    President

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

By: /s/ James D. Gallagher
    --------------------------
    James D. Gallagher
    President

Product Name: NY Vision
File Number: 333-61283



                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this ___ day of February, 2005.


          Signature                                           Title
---------------------------                        -----------------------------
/s/ James D. Gallagher                             President
___________________________                        (Principal Executive Officer)
James D. Gallagher

/s/ Peter Copestake                                Treasurer
___________________________                        (Principal Financial Officer)
Peter Copestake

*                                                  Director
___________________________
Alison Alden

*                                                  Director
___________________________
Bruce Avedon

*                                                  Director
___________________________
Thomas Borshoff

*                                                  Director
___________________________
James R. Boyle

*                                                  Director
___________________________
Robert Cook

*                                                  Director
___________________________
Marc Costantini

*                                                  Director
___________________________
John D. DesPrez III

*                                                  Director
___________________________
Ruth Ann Fleming

*                                                  Director
___________________________
Neil M. Merkl

*                                                  Director
___________________________
Bradford J. Race, Jr.

*                                                  Director
___________________________
Joseph M. Scott

*                                                  Director
___________________________
Bruce R. Speca

/s/ Kimberly S. Ciccarelli
___________________________
KIMBERLY S. CICCARELLI
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

   ITEM NO.                                          DESCRIPTION
----------------                          ----------------------------------
24(b)(14(h)                               Power of Attorney - Richard Harris